SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to unrelated-parties (i)	[1]	$ 937,235	$ 8,305
Advances to employees		49,218	45,396
Other current assets		231,695	119,325
Total		$ 1,218,148	$ 173,026

[1]	The advances to unrelated parties for business development are non-interest bearing and are due on demand.